Income Taxes (Reconciliation of Unrecognized Tax Benefits on Domestic and Foreign Tax Positions) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation for unrecognized tax benefits on the Company's domestic and foreign tax positions
Gross unrecognized tax benefits at beginning of year	CAD 61	CAD 27	CAD 35
Increases for:
Tax positions related to the current year	13	16	4
Tax positions related to prior years	2	24	8
Decreases for:
Settlements	(1)	(2)	(14)
Lapse of the applicable statute of limitations	(1)	(4)	(6)
Gross unrecognized tax benefits at end of year	74	61	27
Adjustments to reflect tax treaties and other arrangements	(5)	(7)	(8)
Net unrecognized tax benefits at end of year	CAD 69	CAD 54	CAD 19